Income Taxes - Summary of Major Jurisdictions Subject to Examination by the relevant Tax Auhtorities and Open Tax Years (Detail)	12 Months Ended
Dec. 31, 2021
Maximum [Member] | UNITED STATES | Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2020
Maximum [Member] | UNITED STATES | State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2020
Maximum [Member] | CHINA | Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2020
Maximum [Member] | CANADA | Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2020
Minimum [Member] | UNITED STATES | Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2018
Minimum [Member] | UNITED STATES | State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2018
Minimum [Member] | CHINA | Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2018
Minimum [Member] | CANADA | Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2018